Exploration and Evaluation Expenditure (Details)		12 Months Ended
	Jul. 29, 2025 AUD ($) shares	Jun. 30, 2026 AUD ($) shares	Jun. 30, 2025 AUD ($) shares	Feb. 27, 2026 a
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares	444,812,889	383,021,830	1,361,367,516
Fair value of share issued	$ 36,029,884
Cash paid		$ 1,693,594	$ 200
Cash to be paid		$ 400,000
Private landholding | a				25
Percentage of purchase interest		100.00%	47.00%
Consideration		$ 5,235,594
Sale of subsidiary		2,241,147,000,000
Transaction amount			$ 10
Impairment sale percentage			100.00%
Acquire asset			47.00%
Land [member]
Exploration And Evaluation Expenditure [Line Items]
Consideration		276,073
Buildings [member]
Exploration And Evaluation Expenditure [Line Items]
Consideration		185,406
Exploration and Evaluation [Member]
Exploration And Evaluation Expenditure [Line Items]
Consideration		4,774,115
Acquisition of the Horse Heaven Project [Member]
Exploration And Evaluation Expenditure [Line Items]
Cash paid		$ 600,000
Acquisition of the Drake East Antimony-Gold project, the Spur South Gold-Copper Project and the Neardie Antimony-Gold project [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares			25,000,000
Fair value of share issued			$ 250,000
Cash paid			$ 70,000
Acquisition of the Drake East Antimony-Gold project, the Spur South Gold-Copper Project and the Neardie Antimony-Gold project [Member] | Transaction Costs Associated with the Acquisition [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares			32,000
Fair value of share issued			$ 29,091
Ordinary Shares [member] | Transaction Costs Associated with the Acquisition [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares	60,000,000
Fair value of share issued	$ 4,860,000
RMLOC Options [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares		38,500,000
Fair value of share issued		$ 462,000
RMLOC Options [Member] | Transaction Costs Associated with the Acquisition [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares	60,000,000
Fair value of share issued		$ 3,600,000
RMLOC Options [Member] | Acquisition of the Horse Heaven Project [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares	222,406,445	77,000,000
Fair value of share issued	$ 13,344,388	$ 3,080,000
RMLOC Options [Member] | Acquisition of the Drake East Antimony-Gold project, the Spur South Gold-Copper Project and the Neardie Antimony-Gold project [Member] | Transaction Costs Associated with the Acquisition [Member]
Exploration And Evaluation Expenditure [Line Items]
Issue of shares | shares			56,363,636
Fair value of share issued			$ 25,301